UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA              November 12, 2010
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:       $395,232
                                              (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP


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
                                                   Akre Capital Management, LLC
                                                             FORM 13F
                                                            30-Sept-10

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COL 7          COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/ INVESMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP     (X1000)    PRN AMT   PRN CALL DISCRETION  MGRS    SOLE       SHARED  NONE
99 CENTS ONLY STORES            COM             65440K106   4,243      224,741 SH         SOLE      NONE      224,741
AMERICAN TOWER CORP             CL A            029912201  54,943    1,071,849 SH         SOLE      NONE    1,071,849
ANNALY CAP MGMT INC             COM             035710409     389       22,100 SH         SOLE      NONE       22,100
BECTON DICKINSON & CO           COM             075887109   3,705       50,000 SH         SOLE      NONE       50,000
BERKLEY W R CORP                COM             084423102   2,707      100,000 SH         SOLE      NONE      100,000
BERKSHIRE HATHAWAY INC DEL      CL A            084670108   9,586           77 SH         SOLE      NONE           77
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702   6,945       84,000 SH         SOLE      NONE       84,000
CARMAX INC                      COM             143130102  13,669      490,620 SH         SOLE      NONE      490,620
CARTER INC                      COM             146229109   2,633      100,000 SH         SOLE      NONE      100,000
CSX CORP                        COM             126408103     983       17,768 SH         SOLE      NONE       17,768
DOLLAR TREE INC                 COM             256746108  29,782      610,792 SH         SOLE      NONE      610,792
ENSCO PLC                       SPONSORED ADR   29358Q109   2,236       50,000 SH         SOLE      NONE       50,000
ENSTAR GROUP LIMITED            SHS             G3075P101  28,722      395,620 SH         SOLE      NONE      395,620
ENTERPRISE GP HLDGS L P         UNIT LP INT     293716106     517        8,805 SH         SOLE      NONE        8,805
ENTERTAINMENT PPTYS TR          COM SH BEN INT  29380T105     218        5,050 SH         SOLE      NONE        5,050
EXXON MOBIL CORP                COM             30231G102     275        4,453 SH         SOLE      NONE        4,453
FACTSET RESH SYS INC            COM             303075105  13,305      164,000 SH         SOLE      NONE      164,000
FOX CHASE BANCORP INC NEW       COM             35137T108     946      100,000 SH         SOLE      NONE      100,000
FRANKLIN STREET PPTYS CORP      COM             35471R106     248       20,000 SH         SOLE      NONE       20,000
GREENLIGHT CAPITAL RE LTD       CLASS A         G4095J109   1,251       50,000 SH         SOLE      NONE       50,000
HARTFORD FINL SVCS GROUP INC    DEP CONV PFD    416515708  17,910      755,045 SH         SOLE      NONE      755,045
LAMAR ADVERTISING CO            CL A            512815101  39,403    1,238,320 SH         SOLE      NONE    1,238,320
MARKEL CORP                     COM             570535104  39,661      115,096 SH         SOLE      NONE      115,096
MASTERCARD INC                  CL A            57636Q104  13,440       60,000 SH         SOLE      NONE       60,000
MIDDLEBURG FINANCIAL CORP       COM             596094102   1,891      134,280 SH         SOLE      NONE      134,280
MSCI INC                        CL A            55354G100   4,981      150,000 SH         SOLE      NONE      150,000
NUSTAR GP HOLDINGS LLC          UNIT RESTG LLC  67059L102     452       13,340 SH         SOLE      NONE       13,340
O REILLY AUTOMOTIVE INC         COM             686091109  25,152      472,781 SH         SOLE      NONE      472,781
OPTIONSXPRESS HLDGS INC         COM             684010101   6,144      400,000 SH         SOLE      NONE      400,000
PENN NATL GAMING INC            COM             707569109   8,575      289,608 SH         SOLE      NONE      289,608
REALPAGE INC                    COM             75606N109     477       25,000 SH         SOLE      NONE       25,000
ROSS STORES INC                 COM             778296103  26,732      489,055 SH         SOLE      NONE      489,055
PRICE T ROWE GROUP INC          COM             74144T108   4,411       88,100 SH         SOLE      NONE       88,100
TD AMERITRADE HLDG CORP         COM             87236Y108   6,460      400,000 SH         SOLE      NONE      400,000
TJX COS INC NEW                 COM             872540109  10,421      233,500 SH         SOLE      NONE      233,500
TRADESTATION GROUP INC          COM             89267P105   2,665      405,000 SH         SOLE      NONE      405,000
WHITE RIVER CAPITAL INC         COM             96445P105   1,540       93,273 SH         SOLE      NONE       93,273
WMS INDS INC                    COM             929297109   7,614      200,000 SH         SOLE      NONE      200,000
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